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First MetLife Investors Insurance Company
200 Park Ave.
New York, NY 10166

June 3, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 14
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176691/811-08306
     (Class VA (offered on and after October 7, 2011))

Commissioners:

On behalf of First MetLife Investors Insurance Company and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing Post-Effective Amendment No. 14 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing an optional rider. A subsequent post-effective amendment to the Registration Statement will be filed for the purpose of adding the financial statements and exhibits (to the extent not already included in the Amendment) and certain other information as well as any clarifying or stylistic changes.

If you have any questions or comments regarding the Amendment, please call the undersigned at (203) 316-8888.

Sincerely,

/s/ John B. Towers
-----------------------------------
John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company

Attachment
cc: Michele H. Abate, Esq.